Leases - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Operating lease right-of-use assets, net	$ 30,001	$ 22,441
Current portion of operating lease obligations	7,204	7,498
Non-current operating lease obligations	21,838	17,773
Total operating lease liabilities	29,042	25,271
Finance Leases
Equipment, net	28,532	28,655
Current portion of finance lease obligations	9,824	9,125
Non-current finance lease obligations	18,915	20,288
Total finance lease liabilities	$ 28,739	$ 29,413
Weighted-average remaining lease term (years):
Operating leases	5 years 5 months 12 days	5 years 3 months
Finance leases	3 years 3 months 3 days	3 years 4 months 28 days
Weighted-average discount rate:
Operating leases	7.32%	6.21%
Finance leases	6.78%	5.89%